Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 93.8% OF NET ASSETS

Australia 3.6%
AGL Energy Ltd.	14,149	79,913
ALS Ltd.	7,059	57,997
Altium Ltd.	82,792	2,659,760
Alumina Ltd. *	54,255	40,817
Amcor PLC	26,375	250,236
BHP Group Ltd.	83,584	2,557,170
BlueScope Steel Ltd.	9,036	137,964
Boral Ltd. *	6,053	20,861
Brambles Ltd.	67,037	639,182
CAR Group Ltd.	139,968	3,005,296
Charter Hall Group	9,814	76,546
Cleanaway Waste Management Ltd.	33,947	57,470
Cochlear Ltd.	1,752	347,682
Coles Group Ltd.	27,156	281,808
Computershare Ltd.	33,828	560,302
CSR Ltd.	11,803	53,149
Deterra Royalties Ltd.	11,613	41,824
Downer EDI Ltd.	13,233	36,039
Flight Centre Travel Group Ltd.	2,700	37,303
Fortescue Ltd.	40,733	787,236
Goodman Group	54,592	906,182
Harvey Norman Holdings Ltd.	10,475	30,103
IDP Education Ltd.	5,650	72,353
IGO Ltd.	15,709	76,365
Iluka Resources Ltd.	11,773	54,987
Incitec Pivot Ltd.	32,434	56,642
Insurance Australia Group Ltd.	78,178	306,882
James Hardie Industries PLC *	10,319	387,689
JB Hi-Fi Ltd.	2,973	110,603
Lottery Corp. Ltd.	38,673	126,940
Lovisa Holdings Ltd.	74,504	1,108,432
Magellan Financial Group Ltd.	8,083	47,378
Medibank Pvt Ltd.	168,852	422,745
Metcash Ltd.	18,646	44,231
New Hope Corp. Ltd.	14,746	51,576
NEXTDC Ltd. *	315,938	2,860,237
Northern Star Resources Ltd.	468,536	4,019,011
Origin Energy Ltd.	35,151	196,185
Orora Ltd.	23,052	41,899
Paladin Energy Ltd. *	1,621,122	1,358,225
Pilbara Minerals Ltd.	81,635	185,937
Platinum Asset Management Ltd.	29,880	22,887
Pro Medicus Ltd.	27,246	1,794,939
Qantas Airways Ltd. *	22,872	82,462
Qube Holdings Ltd.	28,355	60,284
REA Group Ltd.	1,462	174,368
Reece Ltd.	4,685	69,012
Region RE Ltd.	36,474	53,701
Rio Tinto Ltd.	8,392	722,109
Santos Ltd.	579,524	2,928,879
Seven Group Holdings Ltd.	92,320	2,160,760
Star Entertainment Group Ltd. *	30,008	10,889
SECURITY	NUMBER OF SHARES	VALUE ($)
Steadfast Group Ltd.	360,720	1,395,760
Tabcorp Holdings Ltd.	34,380	17,861
Transurban Group	47,586	418,054
Wesfarmers Ltd.	30,241	1,144,832
Whitehaven Coal Ltd.	19,502	106,612
Woolworths Group Ltd.	24,524	575,945
Worley Ltd.	7,327	70,365
Yancoal Australia Ltd.	4,549	17,746
		36,020,622

Austria 0.2%
ANDRITZ AG	1,549	95,360
Eurotelesites AG *	745	3,100
Kontron AG	45,288	1,050,249
OMV AG	4,003	178,179
Telekom Austria AG	2,982	25,974
Verbund AG	1,843	149,870
voestalpine AG	2,237	66,555
		1,569,287

Belgium 0.3%
Anheuser-Busch InBev SA	43,200	2,672,248
Elia Group SA	635	76,457
Lotus Bakeries NV	8	68,214
Solvay SA	1,551	42,418
Syensqo SA *	1,551	138,267
Warehouses De Pauw CVA	2,812	82,271
		3,079,875

Brazil 1.8%
Direcional Engenharia SA	287,700	1,265,336
JBS SA	182,322	862,224
MercadoLibre, Inc. *	6,255	10,707,372
TOTVS SA	276,600	1,759,735
Vivara Participacoes SA	263,200	1,795,608
YDUQS Participacoes SA	297,800	1,158,886
		17,549,161

Canada 6.4%
Alamos Gold, Inc., Class A	179,335	2,171,575
Alimentation Couche-Tard, Inc.	20,779	1,217,576
Aritzia, Inc. *	22,392	544,789
ATS Corp. *	51,872	2,218,869
BCE, Inc.	6,234	251,549
Boyd Group Services, Inc.	10,551	2,267,863
Brookfield Asset Management Ltd., Class A	16,241	653,047
Brookfield Infrastructure Corp., Class A	61,287	2,145,658
Cameco Corp.	56,544	2,699,976
Canadian National Railway Co.	15,230	1,889,292
Canadian Natural Resources Ltd.	27,565	1,764,062
Canadian Pacific Kansas City Ltd.	15,027	1,209,246
Capstone Copper Corp. *	296,900	1,461,920

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cargojet, Inc.	16,635	1,487,616
Celestica, Inc. *	49,567	1,703,122
Cenovus Energy, Inc.	36,768	595,639
CGI, Inc. *	3,941	441,338
Constellation Software, Inc.	284	784,934
Descartes Systems Group, Inc. *	14,453	1,265,504
Dollarama, Inc.	6,059	444,674
Energy Fuels, Inc. *	143,400	1,082,670
ERO Copper Corp. *	146,659	2,296,234
Finning International, Inc.	85,961	2,487,815
FirstService Corp.	8,963	1,502,468
Franco-Nevada Corp.	2,803	303,265
Hydro One Ltd.	4,592	136,279
IGM Financial, Inc.	2,650	71,688
Imperial Oil Ltd.	4,940	284,947
Kinaxis, Inc. *	4,253	517,908
Loblaw Cos. Ltd.	2,619	261,715
Lundin Gold, Inc.	191,465	2,258,645
Magna International, Inc.	5,455	310,027
Metro, Inc.	4,227	221,937
Nutrien Ltd. (a)	9,564	476,902
Nutrien Ltd. (a)	19,038	949,425
Nuvei Corp.	76,887	1,867,585
Open Text Corp.	84,651	3,691,538
Pan American Silver Corp.	59,381	802,831
Primo Water Corp.	233,937	3,410,801
Saputo, Inc.	4,635	95,565
Shopify, Inc., Class A *	21,439	1,716,621
Sigma Lithium Corp. *	44,627	895,218
Stantec, Inc.	47,671	3,830,487
Suncor Energy, Inc.	33,301	1,102,726
TELUS Corp.	7,480	133,972
Thomson Reuters Corp.	7,121	1,057,252
Tourmaline Oil Corp.	6,612	285,883
Vermilion Energy, Inc.	71,336	767,575
Waste Connections, Inc.	4,055	629,491
Wheaton Precious Metals Corp.	7,576	355,062
Whitecap Resources, Inc.	424,534	2,747,180
		63,769,961

China 1.1%
Alibaba Group Holding Ltd.	377,440	3,385,249
Kanzhun Ltd., ADR	89,655	1,247,101
Meituan, B Shares *	205,890	1,656,019
NIO, Inc., ADR *	85,562	480,858
PDD Holdings, Inc., ADR *	11,787	1,495,417
Tencent Holdings Ltd.	58,400	2,027,140
Tongcheng Travel Holdings Ltd. *	603,200	1,230,440
		11,522,224

Denmark 2.4%
AP Moller - Maersk AS, Class A	81	146,875
AP Moller - Maersk AS, Class B	134	247,069
Carlsberg AS, Class B	2,658	341,998
DSV AS	19,833	3,548,316
Genmab AS *	7,548	2,087,188
H Lundbeck AS	5,437	27,538
NKT AS *	28,583	1,992,919
Novo Nordisk AS, Class B	128,972	14,742,065
Novozymes AS, Class B	7,047	361,093
Orsted AS	4,113	231,828
Pandora AS	2,256	329,640
Rockwool AS, B Shares	253	68,975
		24,125,504

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 0.5%
Elisa OYJ	3,358	152,995
Kesko OYJ, B Shares	4,807	93,879
Kone OYJ, B Shares	9,863	488,231
Metso OYJ	10,398	103,924
Neste OYJ	10,795	372,153
Nokia OYJ	83,830	303,064
Orion OYJ, B Shares	3,069	141,290
UPM-Kymmene OYJ	87,326	3,176,241
		4,831,777

France 9.8%
Accor SA	95,511	3,772,063
Aeroports de Paris SA	491	65,701
Air Liquide SA	9,523	1,782,070
Airbus SE	10,493	1,671,386
Alten SA	8,570	1,325,095
ArcelorMittal SA	14,159	389,939
AXA SA	77,143	2,589,329
BioMerieux	981	105,583
BNP Paribas SA	97,203	6,530,503
Bollore SE	15,516	102,484
Bureau Veritas SA	5,659	150,523
Capgemini SE	17,065	3,793,915
Cie de Saint-Gobain SA	9,805	693,277
Danone SA	49,802	3,317,989
Dassault Aviation SA	472	89,401
Edenred SE	41,444	2,475,387
Eiffage SA	32,674	3,418,686
Elis SA	170,699	3,753,136
Engie SA	34,382	549,165
EssilorLuxottica SA	4,893	958,896
Eurofins Scientific SE	49,127	2,958,269
Gaztransport Et Technigaz SA	16,121	2,260,125
Hermes International SCA	2,342	4,940,821
Ipsen SA	960	110,687
JCDecaux SE *	1,170	24,301
Kering SA	24,737	10,161,301
La Francaise des Jeux SAEM	2,602	105,468
Legrand SA	4,109	398,226
L'Oreal SA	9,490	4,541,478
LVMH Moet Hennessy Louis Vuitton SE	5,911	4,918,298
Publicis Groupe SA	23,442	2,348,737
Remy Cointreau SA	410	41,543
Rexel SA	5,329	141,929
Safran SA	19,114	3,568,753
Sanofi SA	68,098	6,819,711
Sartorius Stedim Biotech	403	108,583
Schneider Electric SE	12,631	2,481,360
SOITEC *	4,136	597,772
STMicroelectronics NV	16,652	731,148
Teleperformance SE	1,102	172,104
Thales SA	2,004	293,093
TotalEnergies SE	90,856	5,894,336
Valeo SE	176,479	2,303,501
Vinci SA	8,710	1,100,267
VusionGroup *	8,103	1,203,142
Worldline SA *	179,600	2,427,920
		98,187,401

Germany 8.4%
adidas AG	16,200	3,058,365
AIXTRON SE	56,414	2,099,629
Allianz SE	16,090	4,298,861
BASF SE	15,951	762,521
Bayer AG	178,223	5,545,696

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bayerische Motoren Werke AG	52,731	5,486,824
Beiersdorf AG	2,622	383,703
BioNTech SE, ADR *	10,848	1,030,994
Brenntag SE	32,104	2,838,314
Carl Zeiss Meditec AG, Bearer Shares	777	81,905
Continental AG	67,827	5,540,831
Covestro AG *	4,088	215,869
CTS Eventim AG & Co. KGaA	25,231	1,707,562
Daimler Truck Holding AG	120,631	4,311,009
Delivery Hero SE *	89,541	2,031,621
Deutsche Lufthansa AG *	13,548	112,657
Deutsche Post AG	21,388	1,024,360
Duerr AG	34,083	779,255
DWS Group GmbH & Co. KGaA	1,221	49,933
E.ON SE	181,396	2,454,157
Evonik Industries AG	3,866	71,119
Fielmann Group AG	464	24,143
Fresenius Medical Care AG	141,200	5,457,324
Fresenius SE & Co. KGaA	170,600	4,789,225
FUCHS SE	1,104	39,146
GEA Group AG	4,315	172,812
Gerresheimer AG	21,683	2,210,559
Heidelberg Materials AG	2,348	216,825
Hella GmbH & Co. KGaA	433	38,418
HelloFresh SE *	3,535	46,749
Henkel AG & Co. KGaA	33,796	2,311,331
HOCHTIEF AG	408	43,772
Hugo Boss AG	31,976	1,997,048
KION Group AG	73,810	3,367,575
Mercedes-Benz Group AG	92,194	6,224,273
MTU Aero Engines AG	1,083	249,014
Nemetschek SE	1,479	136,473
Rational AG	153	117,532
RTL Group SA	1,131	43,465
SAP SE	31,570	5,469,394
Scout24 SE	19,823	1,459,573
Siemens AG	18,900	3,383,551
thyssenkrupp AG	239,500	1,478,119
Wacker Chemie AG	316	34,261
Zalando SE *	67,129	1,340,340
		84,536,107

Greece 0.5%
Jumbo SA	75,418	2,119,110
National Bank of Greece SA *	354,695	2,696,775
		4,815,885

Guernsey 0.2%
Burford Capital Ltd.	153,784	2,312,911

Hong Kong 0.5%
AAC Technologies Holdings, Inc.	14,000	31,437
ASMPT Ltd.	5,800	55,972
Budweiser Brewing Co. APAC Ltd.	48,600	76,600
Cathay Pacific Airways Ltd. *	15,000	15,284
Chow Tai Fook Jewellery Group Ltd.	31,600	42,808
CK Asset Holdings Ltd.	38,000	171,469
CK Infrastructure Holdings Ltd.	11,000	65,327
CLP Holdings Ltd.	32,500	258,487
ESR Group Ltd.	63,000	80,531
First Pacific Co. Ltd.	44,000	16,713
Hong Kong & China Gas Co. Ltd.	221,000	157,270
Johnson Electric Holdings Ltd.	9,500	12,458
Lenovo Group Ltd.	128,000	134,025
Link REIT	68,900	345,580
L'Occitane International SA	10,250	32,646
SECURITY	NUMBER OF SHARES	VALUE ($)
Man Wah Holdings Ltd.	40,800	25,433
NagaCorp Ltd. *	26,000	8,756
Nexteer Automotive Group Ltd.	21,000	9,515
NWS Holdings Ltd.	24,000	20,854
Orient Overseas International Ltd.	4,000	59,713
Power Assets Holdings Ltd.	38,500	225,425
PRADA SpA	9,100	56,432
Samsonite International SA *	611,400	1,706,863
Sino Land Co. Ltd.	53,069	55,434
SITC International Holdings Co. Ltd.	37,000	56,142
Sun Hung Kai Properties Ltd.	22,500	210,001
Techtronic Industries Co. Ltd.	22,500	238,975
United Energy Group Ltd.	168,000	17,853
Vitasoy International Holdings Ltd.	22,000	16,887
VTech Holdings Ltd.	4,500	26,064
WH Group Ltd.	1,496,650	883,015
Xinyi Glass Holdings Ltd.	43,839	36,344
Yue Yuen Industrial Holdings Ltd.	17,500	16,503
		5,166,816

India 2.3%
Axis Bank Ltd.	103,532	1,331,143
Coforge Ltd.	32,609	2,451,376
Finolex Cables Ltd.	114,913	1,522,459
Honasa Consumer Ltd. *	97,758	550,865
Kalyan Jewellers India Ltd.	496,620	2,089,597
KEI Industries Ltd.	67,249	2,591,444
Max Financial Services Ltd. *	67,281	721,875
Max Healthcare Institute Ltd.	475,075	4,467,687
Phoenix Mills Ltd.	52,655	1,540,473
Prestige Estates Projects Ltd.	135,371	2,060,245
PVR Inox Ltd. *	51,609	903,194
Varun Beverages Ltd.	147,421	2,274,186
WNS Holdings Ltd., ADR *	5,911	409,928
		22,914,472

Indonesia 0.2%
Ace Hardware Indonesia Tbk. PT	23,514,400	1,265,906
Bank Mandiri Persero Tbk. PT	941,300	396,302
		1,662,208

Ireland 0.8%
Arcadium Lithium PLC *	185,318	906,205
Bank of Ireland Group PLC	175,629	1,615,081
Glanbia PLC	110,125	1,968,460
Kerry Group PLC, Class A	2,454	218,735
Kingspan Group PLC	2,869	233,010
Ryanair Holdings PLC, ADR	24,721	3,302,726
		8,244,217

Israel 1.6%
Airport City Ltd. *	1,274	21,258
Amot Investments Ltd.	4,605	23,925
Azrieli Group Ltd.	715	48,179
Bank Hapoalim BM	222,896	1,896,379
Bezeq The Israeli Telecommunication Corp. Ltd.	55,141	72,938
Big Shopping Centers Ltd. *	217	22,065
Camtek Ltd. *	26,856	2,090,471
Check Point Software Technologies Ltd. *	24,458	3,887,110
CyberArk Software Ltd. *	13,968	3,261,249
Delek Group Ltd.	224	27,738
Elbit Systems Ltd.	568	117,169
Electra Ltd.	42	16,008
Fattal Holdings 1998 Ltd. *	113	12,828

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ICL Group Ltd.	22,046	100,272
Israel Corp. Ltd. *	100	22,917
Melisron Ltd.	643	47,153
Mivne Real Estate KD Ltd.	16,584	44,874
Nice Ltd. *	1,784	370,148
Nova Ltd. *(a)	775	110,365
Nova Ltd. *(a)	18,926	2,740,674
SolarEdge Technologies, Inc. *	7,125	473,812
Strauss Group Ltd. *	1,100	21,364
Teva Pharmaceutical Industries Ltd. *	21,468	258,024
Tower Semiconductor Ltd. *	3,117	88,883
		15,775,803

Italy 1.7%
A2A SpA	44,431	88,092
Brembo SpA	92,102	1,134,403
Buzzi SpA	1,705	57,953
Enel SpA	171,822	1,172,406
Eni SpA	58,123	926,558
Ferrari NV	18,191	6,343,878
Hera SpA	20,682	72,855
Interpump Group SpA	1,356	67,029
Intesa Sanpaolo SpA	1,620,900	4,994,469
Moncler SpA	5,505	338,650
Prysmian SpA	5,185	228,191
Reply SpA	482	66,087
Stellantis NV	53,791	1,184,835
Terna - Rete Elettrica Nazionale	25,741	217,049
		16,892,455

Japan 14.9%
ABC-Mart, Inc.	2,100	36,394
Acom Co. Ltd.	12,600	32,271
Advantest Corp.	16,700	664,624
AGC, Inc.	2,900	109,064
Aica Kogyo Co. Ltd.	1,200	27,805
Ain Holdings, Inc.	600	19,580
Air Water, Inc.	3,000	39,628
Aisin Corp.	3,100	115,739
Amada Co. Ltd.	8,300	89,571
Amano Corp.	2,000	46,089
Amvis Holdings, Inc.	96,000	1,768,611
ANA Holdings, Inc. *	3,700	81,763
Anritsu Corp.	3,500	27,715
As One Corp.	500	18,876
Asahi Intecc Co. Ltd.	3,100	58,903
Asics Corp.	118,700	3,606,832
Astellas Pharma, Inc.	34,600	402,830
Azbil Corp.	3,300	106,638
Bandai Namco Holdings, Inc.	16,100	348,606
BayCurrent Consulting, Inc.	57,221	1,330,331
Bridgestone Corp.	10,300	446,327
Calbee, Inc.	2,000	42,040
Canon Marketing Japan, Inc.	1,000	30,425
Canon, Inc.	14,500	399,433
Capcom Co. Ltd.	5,000	190,694
Chubu Electric Power Co., Inc.	15,700	203,671
Chugai Pharmaceutical Co. Ltd.	13,200	474,807
Chugoku Electric Power Co., Inc.	5,600	39,818
COMSYS Holdings Corp.	2,800	61,306
Cosmo Energy Holdings Co. Ltd.	1,500	62,300
Cosmos Pharmaceutical Corp.	300	32,224
CyberAgent, Inc.	229,900	1,483,735
Dai Nippon Printing Co. Ltd.	4,100	118,654
Daicel Corp.	4,000	39,189
Daifuku Co. Ltd.	7,426	146,441
Daiichikosho Co. Ltd.	2,000	27,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Daito Trust Construction Co. Ltd.	1,800	204,751
Denso Corp.	118,660	1,863,917
Dentsu Soken, Inc.	500	18,668
Descente Ltd.	1,000	23,097
Disco Corp.	2,100	566,662
Electric Power Development Co. Ltd.	3,600	60,471
ENEOS Holdings, Inc.	71,000	286,737
Fancl Corp.	2,000	31,583
FANUC Corp.	27,900	771,780
Food & Life Cos. Ltd.	1,700	34,018
FP Partner, Inc.	68,500	2,849,452
Fuji Electric Co. Ltd.	2,800	140,224
Fujikura Ltd.	5,200	42,747
Fujitsu Ltd.	22,900	3,169,686
Furukawa Electric Co. Ltd.	900	16,371
GMO Payment Gateway, Inc.	43,600	2,630,749
Goldwin, Inc.	1,000	67,269
GS Yuasa Corp.	1,100	15,865
GungHo Online Entertainment, Inc.	1,000	16,812
Hakuhodo DY Holdings, Inc.	4,200	32,261
Hamamatsu Photonics KK	2,800	110,614
Harmonic Drive Systems, Inc.	1,200	29,080
Hirose Electric Co. Ltd.	800	93,082
Hitachi Ltd.	56,678	4,452,077
Honda Motor Co. Ltd.	81,100	906,541
Horiba Ltd.	800	64,187
Hoshizaki Corp.	69,700	2,535,780
House Foods Group, Inc.	1,500	33,017
Hoya Corp.	8,100	1,028,935
Idemitsu Kosan Co. Ltd.	30,500	169,366
INFRONEER Holdings, Inc.	3,800	39,723
Inpex Corp.	24,800	337,093
Internet Initiative Japan, Inc.	122,000	2,365,752
Isetan Mitsukoshi Holdings Ltd.	6,200	72,492
Isuzu Motors Ltd.	12,100	165,104
ITOCHU Corp.	102,920	4,670,932
Iwatani Corp.	1,234	55,143
Japan Airlines Co. Ltd.	3,900	74,941
Japan Airport Terminal Co. Ltd.	12,300	488,469
Japan Aviation Electronics Industry Ltd.	700	12,035
Jeol Ltd.	800	36,571
JFE Holdings, Inc.	10,700	168,940
JGC Holdings Corp.	6,300	73,795
JINS Holdings, Inc.	48,400	1,364,614
JSR Corp.	4,500	122,736
JTEKT Corp.	4,100	37,514
Justsystems Corp.	22,265	465,203
Kakaku.com, Inc.	3,600	40,951
Kamigumi Co. Ltd.	2,800	64,416
Kandenko Co. Ltd.	2,600	26,738
Kansai Electric Power Co., Inc.	11,500	156,885
Kansai Paint Co. Ltd.	4,400	73,567
Kawasaki Kisen Kaisha Ltd.	5,700	277,726
KDDI Corp.	31,900	1,057,008
Kewpie Corp.	1,800	32,034
Keyence Corp.	5,300	2,371,209
Kikkoman Corp.	4,300	264,571
Kinden Corp.	64,227	1,070,314
Kintetsu Group Holdings Co. Ltd.	4,400	135,773
Kobayashi Pharmaceutical Co. Ltd.	1,500	67,696
Kobe Bussan Co. Ltd.	2,200	56,216
Koei Tecmo Holdings Co. Ltd.	3,900	48,579
Koito Manufacturing Co. Ltd.	5,800	88,794
Kokuyo Co. Ltd.	1,300	20,936
Komatsu Ltd.	88,700	2,523,511
Konami Group Corp.	1,600	98,397
Kose Corp.	700	45,796
Kotobuki Spirits Co. Ltd.	128,600	1,730,265
Kurita Water Industries Ltd.	2,300	83,998

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kyowa Kirin Co. Ltd.	4,400	69,309
Kyudenko Corp.	700	26,627
Kyushu Electric Power Co., Inc. *	7,300	54,671
Lasertec Corp.	1,800	468,772
Lion Corp.	5,200	46,353
M3, Inc.	83,100	1,311,318
Mabuchi Motor Co. Ltd.	2,600	45,064
Macnica Holdings, Inc.	66,601	3,524,250
Mani, Inc.	1,200	16,671
Marubeni Corp.	28,000	477,587
Maruichi Steel Tube Ltd.	1,700	43,315
MatsukiyoCocokara & Co.	250,703	4,556,971
Mazda Motor Corp.	9,400	113,960
McDonald's Holdings Co. Japan Ltd.	2,200	97,954
Mebuki Financial Group, Inc.	453,037	1,356,029
Medipal Holdings Corp.	3,100	49,479
MEIJI Holdings Co. Ltd.	5,800	140,271
MISUMI Group, Inc.	6,900	118,300
Mitsubishi Chemical Group Corp.	22,200	133,860
Mitsubishi Corp.	73,500	1,266,768
Mitsubishi Electric Corp.	30,500	452,629
Mitsubishi Gas Chemical Co., Inc.	3,200	52,259
Mitsubishi Logistics Corp.	1,100	33,978
Mitsubishi Motors Corp.	12,600	39,703
Mitsubishi UFJ Financial Group, Inc.	432,844	4,054,253
Mitsui & Co. Ltd.	31,300	1,269,441
Mitsui Chemicals, Inc.	2,900	85,348
Mitsui Mining & Smelting Co. Ltd.	800	24,732
Mitsui OSK Lines Ltd.	6,900	247,851
Miura Co. Ltd.	2,500	45,684
Money Forward, Inc. *	64,400	2,513,661
MonotaRO Co. Ltd.	6,400	60,277
Murata Manufacturing Co. Ltd.	26,100	527,014
Nabtesco Corp.	1,900	36,520
Nagase & Co. Ltd.	1,600	26,161
NET One Systems Co. Ltd.	1,800	29,266
Nexon Co. Ltd.	11,700	186,721
NGK Insulators Ltd.	4,600	57,467
NHK Spring Co. Ltd.	2,500	20,639
Nifco, Inc.	1,900	49,306
Nihon M&A Center Holdings, Inc.	16,300	97,977
Nintendo Co. Ltd.	29,000	1,620,256
Nippon Kayaku Co. Ltd.	4,600	41,066
Nippon Sanso Holdings Corp.	2,500	63,348
Nippon Shinyaku Co. Ltd.	800	28,262
Nippon Shokubai Co. Ltd.	900	33,858
Nippon Steel Corp.	15,200	365,783
Nippon Telegraph & Telephone Corp.	454,000	570,112
Nippon Yusen KK	12,400	427,315
Nishi-Nippon Railroad Co. Ltd.	1,100	18,284
Nissan Chemical Corp.	55,714	2,222,031
Nisshin Seifun Group, Inc.	4,000	55,797
Nissin Foods Holdings Co. Ltd.	5,100	164,992
Niterra Co. Ltd.	4,100	110,407
Nitori Holdings Co. Ltd.	1,400	183,234
Nitto Denko Corp.	3,900	323,536
Noevir Holdings Co. Ltd.	400	14,220
NOF Corp.	1,900	85,811
NOK Corp.	1,900	25,166
NS Solutions Corp.	600	20,012
NSK Ltd.	7,200	39,252
Obayashi Corp.	15,400	142,551
OBIC Business Consultants Co. Ltd.	600	29,016
Obic Co. Ltd.	1,600	245,775
OKUMA Corp.	900	40,495
Omron Corp.	2,900	130,399
Ono Pharmaceutical Co. Ltd.	8,200	147,798
Open House Group Co. Ltd.	2,200	68,799
Oracle Corp.	900	70,928
SECURITY	NUMBER OF SHARES	VALUE ($)
Oriental Land Co. Ltd.	24,600	913,646
ORIX Corp.	73,150	1,412,473
Osaka Gas Co. Ltd.	7,400	155,821
OSG Corp.	1,700	23,134
Otsuka Corp.	83,407	3,509,580
PAL GROUP Holdings Co. Ltd.	43,500	695,663
PALTAC Corp.	600	18,267
Panasonic Holdings Corp.	33,300	313,645
Persol Holdings Co. Ltd.	51,000	81,075
Pigeon Corp.	2,400	26,229
Pola Orbis Holdings, Inc.	1,800	18,621
Rakus Co. Ltd.	2,600	42,734
Recruit Holdings Co. Ltd.	80,000	3,159,897
Relo Group, Inc.	2,500	25,094
Resonac Holdings Corp.	3,300	65,807
Resorttrust, Inc.	900	15,645
Rinnai Corp.	2,600	58,905
Rohm Co. Ltd.	5,600	96,652
Rohto Pharmaceutical Co. Ltd.	77,600	1,587,822
Round One Corp.	308,256	1,365,276
Ryohin Keikaku Co. Ltd.	179,900	2,797,291
Sankyo Co. Ltd.	84,824	5,188,392
Sankyu, Inc.	1,000	37,382
Sanrio Co. Ltd.	58,544	2,444,633
Santen Pharmaceutical Co. Ltd.	148,300	1,498,174
Sanwa Holdings Corp.	4,616	70,552
SCREEN Holdings Co. Ltd.	1,600	156,895
Secom Co. Ltd.	5,000	362,902
Sega Sammy Holdings, Inc.	4,200	61,814
Seino Holdings Co. Ltd.	3,200	46,732
Sekisui Chemical Co. Ltd.	6,700	95,660
SG Holdings Co. Ltd.	11,800	152,811
SHIFT, Inc. *	300	54,082
Shikoku Electric Power Co., Inc.	2,700	19,091
Shimadzu Corp.	7,300	201,859
Shimamura Co. Ltd.	23,005	2,523,844
Shimano, Inc.	2,200	315,866
Shimizu Corp.	9,800	65,602
Shin-Etsu Chemical Co. Ltd.	58,900	2,318,432
Shinko Electric Industries Co. Ltd.	1,400	51,761
Shionogi & Co. Ltd.	6,400	307,177
Ship Healthcare Holdings, Inc.	104,395	1,584,388
SHO-BOND Holdings Co. Ltd.	1,000	44,541
SMC Corp.	1,500	834,967
SMS Co. Ltd.	1,400	25,284
Socionext, Inc.	3,000	68,754
Sohgo Security Services Co. Ltd.	6,000	32,754
Sojitz Corp.	3,900	92,045
Square Enix Holdings Co. Ltd.	2,100	82,060
Stanley Electric Co. Ltd.	3,900	74,492
Subaru Corp.	17,500	349,113
Sugi Holdings Co. Ltd.	800	38,224
SUMCO Corp.	7,200	109,155
Sumitomo Bakelite Co. Ltd.	600	29,819
Sumitomo Chemical Co. Ltd.	24,500	57,687
Sumitomo Electric Industries Ltd.	13,900	184,753
Sundrug Co. Ltd.	1,100	33,176
Suntory Beverage & Food Ltd.	42,854	1,398,102
Suzuken Co. Ltd.	1,500	46,561
Suzuki Motor Corp.	9,400	422,235
Sysmex Corp.	3,000	162,517
Takara Holdings, Inc.	3,500	29,611
Takeda Pharmaceutical Co. Ltd.	113,643	3,340,022
TBS Holdings, Inc.	900	20,870
TechnoPro Holdings, Inc.	89,700	2,068,017
THK Co. Ltd.	2,200	42,299
TIS, Inc.	5,500	122,330
Toei Animation Co. Ltd.	200	26,759
Toho Co. Ltd.	3,000	97,724

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toho Gas Co. Ltd.	2,400	48,216
Tohoku Electric Power Co., Inc.	10,300	68,761
Tokai Carbon Co. Ltd.	3,300	23,208
Tokyo Electric Power Co. Holdings, Inc. *	28,700	152,803
Tokyo Electron Ltd.	10,900	2,022,739
Tokyo Gas Co. Ltd.	11,800	271,068
Tokyo Ohka Kogyo Co. Ltd.	81,600	1,863,784
Tokyo Seimitsu Co. Ltd.	18,900	1,224,223
TOPPAN Holdings, Inc.	117,689	3,244,031
Toyo Suisan Kaisha Ltd.	22,400	1,166,401
Toyo Tire Corp.	132,600	2,195,631
Toyoda Gosei Co. Ltd.	1,300	25,101
Toyota Boshoku Corp.	1,300	21,421
Toyota Tsusho Corp.	5,300	347,317
Trend Micro, Inc.	2,200	125,861
TS Tech Co. Ltd.	2,900	36,734
Unicharm Corp.	9,300	319,998
USS Co. Ltd.	92,876	1,756,416
Visional, Inc. *	26,200	1,639,772
WealthNavi, Inc. *	85,900	988,604
West Japan Railway Co.	3,700	154,103
Workman Co. Ltd.	1,200	34,305
Yakult Honsha Co. Ltd.	6,000	131,050
Yamato Holdings Co. Ltd.	8,400	145,206
Yamato Kogyo Co. Ltd.	1,000	55,354
Yokogawa Electric Corp.	5,500	108,079
Zenkoku Hosho Co. Ltd.	2,500	93,034
Zensho Holdings Co. Ltd.	1,900	93,041
Zeon Corp.	2,300	20,867
ZOZO, Inc.	2,800	61,310
		149,213,124

Jersey 0.2%
TP ICAP Group PLC	874,909	2,072,889

Luxembourg 0.0%
Tenaris SA	13,278	209,717

Mexico 0.7%
Corp. Inmobiliaria Vesta SAB de CV, ADR	64,178	2,433,630
Gruma SAB de CV, B Shares	59,675	1,117,119
Prologis Property Mexico SA de CV	280,548	1,156,161
Vista Energy SAB de CV, ADR *	59,558	1,951,120
		6,658,030

Netherlands 6.4%
Adyen NV *	5,186	6,504,212
Akzo Nobel NV	28,900	2,219,880
ASM International NV	1,058	586,379
ASML Holding NV	23,545	20,427,357
ASR Nederland NV	75,772	3,570,869
BE Semiconductor Industries NV	9,833	1,477,686
CTP NV	2,603	44,418
DSM-Firmenich AG	2,638	278,917
EXOR NV	38,889	3,762,608
Heineken Holding NV	2,113	177,297
Heineken NV	31,346	3,153,267
IMCD NV	1,304	199,043
ING Groep NV	290,124	4,122,217
InPost SA *	80,896	1,215,043
JDE Peet's NV	2,275	56,159
Koninklijke Ahold Delhaize NV	127,141	3,575,606
Koninklijke KPN NV	55,216	187,830
OCI NV	3,030	86,549
Prosus NV *	301,353	8,965,757
SECURITY	NUMBER OF SHARES	VALUE ($)
Randstad NV	3,208	182,408
Redcare Pharmacy NV *	15,332	2,134,143
Universal Music Group NV	20,019	590,115
Wolters Kluwer NV	6,204	914,575
		64,432,335

New Zealand 0.1%
a2 Milk Co. Ltd. *	20,564	64,722
Air New Zealand Ltd.	44,364	17,220
EBOS Group Ltd.	3,763	86,174
Fisher & Paykel Healthcare Corp. Ltd.	16,477	237,978
Mainfreight Ltd.	2,085	91,246
Mercury NZ Ltd.	12,696	52,383
Meridian Energy Ltd.	19,055	64,554
SKYCITY Entertainment Group Ltd.	17,073	19,724
Spark New Zealand Ltd.	40,644	132,044
		766,045

Norway 0.6%
Aker ASA, A Shares	1,472	87,469
AutoStore Holdings Ltd. *	563,889	1,029,341
Equinor ASA	27,333	782,191
Norsk Hydro ASA	37,225	218,157
Salmar ASA	27,743	1,540,026
Schibsted ASA, A Shares	865	26,536
Schibsted ASA, B Shares	1,613	46,286
Seadrill Ltd. *	47,356	2,046,726
TOMRA Systems ASA	3,593	36,091
Var Energi ASA	10,818	31,380
Yara International ASA	4,621	152,736
		5,996,939

Panama 0.1%
Copa Holdings SA, Class A	12,240	1,175,774

Poland 0.0%
Dino Polska SA *	1,372	148,077

Portugal 0.1%
EDP - Energias de Portugal SA	57,554	256,716
Galp Energia SGPS SA	13,974	219,975
Jeronimo Martins SGPS SA	7,330	166,709
		643,400

Republic of Korea 2.2%
BGF retail Co. Ltd. *	224	23,708
Cheil Worldwide, Inc.	2,093	28,807
CosmoAM&T Co. Ltd. *	381	37,664
Coupang, Inc., Class A *	107,131	1,499,834
Doosan Bobcat, Inc.	1,263	48,100
E-MART, Inc. *	259	15,070
Eugene Technology Co. Ltd.	59,434	1,865,269
F&F Co. Ltd. *	548	29,102
GS Holdings Corp.	959	33,257
GS Retail Co. Ltd. *	725	12,100
Hankook Tire & Technology Co. Ltd. *	1,568	60,014
Hanmi Pharm Co. Ltd.	161	39,061
Hanwha Aerospace Co. Ltd. *	529	54,632
HD Hyundai Infracore Co. Ltd.	2,184	12,593
HMM Co. Ltd. *	7,385	106,140
Hotel Shilla Co. Ltd.	821	35,761
HYBE Co. Ltd.	319	48,097

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Engineering & Construction Co. Ltd. *	1,199	31,031
Hyundai Glovis Co. Ltd. *	474	62,067
Hyundai Mipo Dockyard Co. Ltd.	549	27,674
Hyundai Mobis Co. Ltd.	1,497	234,660
Hyundai Wia Corp. *	276	12,000
JYP Entertainment Corp. *	20,798	1,170,499
Kangwon Land, Inc. *	3,463	38,853
KEPCO Plant Service & Engineering Co. Ltd. *	654	16,615
Kia Corp. *	7,067	542,824
Korea Aerospace Industries Ltd. *	2,010	75,730
Korean Air Lines Co. Ltd. *	3,906	65,671
Krafton, Inc. *	549	88,036
KT&G Corp.	3,002	203,879
Kumho Petrochemical Co. Ltd. *	347	32,357
LG Corp. *	1,768	108,561
LG Electronics, Inc.	1,988	138,572
LG H&H Co. Ltd.	261	59,156
LG Innotek Co. Ltd.	286	40,791
LG Uplus Corp.	3,806	29,140
LOTTE Fine Chemical Co. Ltd. *	408	15,180
NAVER Corp.	22,335	3,330,641
NCSoft Corp. *	485	71,581
NongShim Co. Ltd.	84	23,785
OCI Holdings Co. Ltd.	192	14,975
Orion Corp.	618	42,744
Pan Ocean Co. Ltd. *	6,331	17,244
S-1 Corp.	463	19,775
Samsung C&T Corp.	2,147	221,795
Samsung Electronics Co. Ltd.	173,583	9,431,950
Samsung Engineering Co. Ltd. *	4,454	74,290
Samsung SDI Co. Ltd.	1,320	366,331
Samsung SDS Co. Ltd.	1,034	117,587
Shinsegae, Inc.	119	15,352
S-Oil Corp.	689	35,029
Youngone Corp. *	40,923	1,469,140
Yuhan Corp. *	1,480	65,415
		22,260,139

Singapore 0.7%
CapitaLand Ascendas REIT	64,800	140,436
City Developments Ltd.	10,500	47,657
ComfortDelGro Corp. Ltd.	53,500	55,645
DBS Group Holdings Ltd.	114,033	2,700,904
DFI Retail Group Holdings Ltd.	5,300	10,567
Frasers Logistics & Commercial Trust	85,800	71,423
Genting Singapore Ltd.	142,500	107,018
Hutchison Port Holdings Trust, Class U	74,900	11,217
Jardine Cycle & Carriage Ltd.	2,500	48,240
Jardine Matheson Holdings Ltd.	3,200	128,493
Keppel DC REIT	29,800	37,417
Keppel REIT	40,300	27,715
Mapletree Industrial Trust	29,400	53,548
Mapletree Logistics Trust	58,500	67,268
Mapletree Pan Asia Commercial Trust	36,400	39,418
Netlink NBN Trust	43,900	27,652
Olam Group Ltd.	19,600	13,025
Seatrium Ltd. *	564,300	41,879
Singapore Airlines Ltd.	33,900	168,255
Singapore Exchange Ltd.	47,300	330,279
Singapore Telecommunications Ltd.	124,500	222,176
Suntec Real Estate Investment Trust	36,200	32,002
Venture Corp. Ltd.	207,136	2,063,606
Wilmar International Ltd.	35,600	87,173
		6,533,013

SECURITY	NUMBER OF SHARES	VALUE ($)
South Africa 0.2%
Aspen Pharmacare Holdings Ltd.	156,429	1,621,564
Impala Platinum Holdings Ltd.	73,465	285,166
		1,906,730

Spain 0.8%
ACS Actividades de Construccion y Servicios SA	3,487	137,599
Aena SME SA	1,531	270,845
Amadeus IT Group SA	46,885	3,285,718
Corp. ACCIONA Energias Renovables SA	1,339	34,794
Endesa SA	6,844	135,593
Fluidra SA	29,079	629,537
Iberdrola SA	114,913	1,383,662
Industria de Diseno Textil SA	31,084	1,329,070
International Consolidated Airlines Group SA *	27,755	51,811
Naturgy Energy Group SA	3,723	100,252
Repsol SA	34,507	509,609
		7,868,490

Sweden 2.5%
Assa Abloy AB, B Shares	17,961	492,593
Atlas Copco AB, A Shares	55,958	893,057
Atlas Copco AB, B Shares	113,430	1,570,773
Axfood AB	2,777	70,261
Boliden AB	7,912	210,006
Epiroc AB, A Shares	10,759	190,098
Epiroc AB, B Shares	6,651	103,702
Evolution AB	5,408	631,457
Fortnox AB	107,054	590,219
H & M Hennes & Mauritz AB, B Shares	14,368	202,714
Holmen AB, B Shares	2,011	79,252
Kinnevik AB, B Shares *	86,398	928,261
Lifco AB, B Shares	4,159	100,344
Saab AB, B Shares	40,278	2,593,538
Sandvik AB	103,491	2,174,955
Sinch AB *	540,735	1,660,597
SKF AB, B Shares	160,442	3,161,528
Spotify Technology SA *	21,590	4,649,407
SSAB AB, A Shares	6,952	54,085
SSAB AB, B Shares	19,311	147,506
Sweco AB, B Shares	4,205	49,290
Swedish Orphan Biovitrum AB *	3,229	90,632
Tele2 AB, B Shares	13,755	117,276
Telefonaktiebolaget LM Ericsson, B Shares	53,908	298,838
Trelleborg AB, B Shares	31,167	948,636
Volvo AB, A Shares	3,347	82,286
Volvo AB, B Shares	139,692	3,347,764
Volvo Car AB, B Shares *	12,641	32,955
		25,472,030

Switzerland 5.4%
ABB Ltd.	32,154	1,360,494
Avolta AG *	2,533	96,773
Bachem Holding AG	742	49,672
Barry Callebaut AG	50	73,030
Belimo Holding AG	266	124,033
BKW AG	419	66,566
Chocoladefabriken Lindt & Spruengli AG	3	380,277
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	27	343,142
Cie Financiere Richemont SA, Class A	23,584	3,503,039
Clariant AG	4,159	53,242
Emmi AG	34	35,619

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EMS-Chemie Holding AG	210	158,532
Geberit AG	978	562,964
Georg Fischer AG	1,709	114,381
Holcim AG *	40,396	3,085,399
Kuehne & Nagel International AG	1,510	511,708
Landis+Gyr Group AG	17,834	1,462,326
Logitech International SA	4,130	346,231
Lonza Group AG	1,214	593,531
Nestle SA	77,721	8,856,349
Novartis AG	77,189	7,982,401
Partners Group Holding AG	1,384	1,867,258
Roche Holding AG	36,593	10,418,626
Roche Holding AG, Bearer Shares	723	219,017
Sandoz Group AG *	9,372	321,413
Schindler Holding AG	384	91,408
Schindler Holding AG, Participation Certificates	7,704	1,918,979
SGS SA	3,363	310,761
Sika AG	3,106	857,436
Sonova Holding AG	1,226	391,825
Swatch Group AG	1,484	67,521
Swatch Group AG, Bearer Shares	11,710	2,749,026
Swisscom AG	518	309,911
Swissquote Group Holding SA	5,704	1,431,549
Tecan Group AG	4,203	1,604,347
UBS Group AG	41,793	1,250,973
VAT Group AG	739	344,026
		53,913,785

Taiwan 1.6%
ASPEED Technology, Inc.	16,000	1,571,515
Fubon Financial Holding Co. Ltd.	1,098,000	2,256,993
Gold Circuit Electronics Ltd.	418,000	3,058,611
Lotes Co. Ltd.	59,000	1,861,206
Phison Electronics Corp.	122,000	2,048,898
Poya International Co. Ltd.	84,940	1,399,503
Silergy Corp.	120,000	1,476,808
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,635	1,427,250
Wiwynn Corp.	20,000	1,410,016
		16,510,800

United Kingdom 13.4%
3i Group PLC	59,098	1,850,059
Admiral Group PLC	12,558	399,308
Airtel Africa PLC	23,954	34,019
Anglo American PLC	18,788	447,862
Ashtead Group PLC	48,424	3,166,537
AstraZeneca PLC	26,427	3,503,608
AstraZeneca PLC, ADR	80,789	5,383,779
Auto Trader Group PLC	23,543	216,593
B&M European Value Retail SA	172,818	1,132,600
Barratt Developments PLC	24,499	166,969
Berkeley Group Holdings PLC	2,353	142,485
BP PLC	410,533	2,397,684
British American Tobacco PLC	60,940	1,796,731
BT Group PLC	91,666	129,866
Bunzl PLC	18,318	744,439
Burberry Group PLC	9,423	155,215
Centrica PLC	151,144	264,509
CNH Industrial NV	623,092	7,477,104
Coca-Cola HBC AG *	3,129	91,982
Compass Group PLC	93,356	2,571,374
ConvaTec Group PLC	554,688	1,688,123
CRH PLC	14,868	1,054,760
Croda International PLC	2,882	174,438
Darktrace PLC *	255,026	1,105,796
SECURITY	NUMBER OF SHARES	VALUE ($)
DCC PLC	49,860	3,624,788
Diageo PLC	43,948	1,587,308
Diploma PLC	56,672	2,336,118
DS Smith PLC	30,195	107,663
Endeavour Mining PLC	4,044	71,837
Experian PLC	19,874	827,203
Ferguson PLC	3,495	653,514
Flutter Entertainment PLC *	18,171	3,729,709
Glencore PLC	1,020,300	5,398,365
Greggs PLC	34,392	1,158,505
GSK PLC	113,571	2,246,177
Haleon PLC	114,614	465,535
Halma PLC	5,491	151,986
Hargreaves Lansdown PLC	23,175	223,625
Hikma Pharmaceuticals PLC	2,541	61,993
Howden Joinery Group PLC	15,038	152,288
IMI PLC	4,155	88,126
Informa PLC	145,897	1,432,935
InterContinental Hotels Group PLC	4,227	400,521
Intermediate Capital Group PLC	195,426	4,405,898
Intertek Group PLC	3,122	177,207
J Sainsbury PLC	37,348	127,512
JD Sports Fashion PLC	1,631,266	2,410,544
John Wood Group PLC *	167,569	332,212
Just Group PLC	713,858	769,195
Liberty Global Ltd., Class A *	120,288	2,369,674
Liberty Global Ltd., Class C *	141,784	2,968,957
Lloyds Banking Group PLC	12,295,610	6,591,127
Melrose Industries PLC	365,369	2,723,273
Mondi PLC	9,193	164,730
Next PLC	2,766	295,289
Ocado Group PLC *	284,806	1,950,895
Persimmon PLC	8,512	156,775
Prudential PLC	576,400	5,921,108
Reckitt Benckiser Group PLC	46,449	3,358,304
RELX PLC	39,771	1,641,511
Renishaw PLC	985	43,563
Rightmove PLC	24,399	172,676
Rio Tinto PLC	27,863	1,928,661
Rolls-Royce Holdings PLC *	133,465	506,693
RS Group PLC	10,590	104,936
Schroders PLC	845,441	4,325,360
Shell PLC	296,277	9,185,271
Smiths Group PLC	68,197	1,397,605
Smurfit Kappa Group PLC	6,564	244,391
Spectris PLC	37,122	1,728,155
SSE PLC	16,717	356,038
Tate & Lyle PLC	11,010	86,927
Taylor Wimpey PLC	93,358	174,299
TechnipFMC PLC	114,873	2,221,644
Tesco PLC	170,173	616,642
Unilever PLC	47,681	2,320,168
UNITE Group PLC	7,808	99,754
United Utilities Group PLC	9,959	134,135
Vodafone Group PLC	3,666,381	3,116,939
Weir Group PLC	106,481	2,447,563
Wise PLC, Class A *	138,034	1,407,933
WPP PLC	403,300	3,900,109
		133,697,709

United States 1.6%
ACADIA Pharmaceuticals, Inc. *	5,395	139,785
Ginkgo Bioworks Holdings, Inc. *	180,171	218,007
Insmed, Inc. *	18,815	523,057
Jazz Pharmaceuticals PLC *	18,962	2,327,017
Moderna, Inc. *	30,002	3,031,702
NVIDIA Corp.	7,909	4,866,170
Parade Technologies Ltd.	87,000	3,086,510

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sage Therapeutics, Inc. *	6,555	168,070
Tesla, Inc. *	6,629	1,241,545
		15,601,863
Total Common Stocks (Cost $825,456,661)		938,057,575

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.0%
Bayerische Motoren Werke AG	1,020	99,665
FUCHS SE	1,665	72,983
Henkel AG & Co. KGaA	2,820	216,177
		388,825

Republic of Korea 0.5%
Hyundai Motor Co.	334	29,533
Hyundai Motor Co. 2nd	506	44,711
Samsung Electronics Co. Ltd.	98,989	4,331,348
		4,405,592
Total Preferred Stocks (Cost $5,566,282)		4,794,417

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios SA
expires 02/02/24, strike EUR 0.46 *	3,487	1,598
Total Rights (Cost $1,732)		1,598

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	344	1,776
Total Warrants (Cost $0)		1,776
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 2.7% OF NET ASSETS

United States 2.7%
iShares MSCI EAFE ETF	18,140	1,360,681
Schwab Emerging Markets Equity ETF (c)	1,104,906	26,352,008
		27,712,689
Total Investment Companies (Cost $33,723,208)		27,712,689

SHORT-TERM INVESTMENTS 4.1% OF NET ASSETS

Money Market Funds 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (d)	40,744,362	40,744,362
Total Short-Term Investments (Cost $40,744,362)		40,744,362
Total Investments in Securities (Cost $905,492,245)		1,011,312,417

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	185	20,655,250	18,601

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
02/01/24	UBS AG	AUD	4,990,000	USD	3,300,176	(26,487)
03/19/24	UBS AG	AUD	5,630,000	USD	3,711,707	(12,615)
02/01/24	UBS AG	AUD	508,000	USD	341,212	(7,938)
03/19/24	Goldman Sachs & Co.	AUD	2,269,000	USD	1,491,418	(612)
02/01/24	Citibank N.A.	CAD	11,241,000	USD	8,317,425	43,615
03/19/24	UBS AG	CHF	480,000	USD	559,501	(500)
03/19/24	UBS AG	CHF	3,341,000	USD	3,882,915	7,964
02/01/24	UBS AG	CHF	2,848,000	USD	3,275,747	24,560
03/19/24	UBS AG	DKK	10,383,000	USD	1,520,138	(11,185)
02/01/24	Citibank N.A.	DKK	9,045,000	USD	1,314,224	(2,888)
03/19/24	Barclays Bank PLC	EUR	7,741,000	USD	8,447,866	(65,909)
02/01/24	Citibank N.A.	EUR	9,862,000	USD	10,675,221	(17,355)
03/19/24	UBS AG	EUR	3,792,000	USD	4,106,717	(738)
03/19/24	Barclays Bank PLC	GBP	1,991,000	USD	2,536,606	(12,499)
02/01/24	HSBC Bank USA	GBP	270,000	USD	341,465	706
02/01/24	Citibank N.A.	GBP	1,434,000	USD	1,806,147	11,161
02/01/24	HSBC Bank USA	ILS	9,693,000	USD	2,619,730	37,525
02/01/24	Barclays Bank PLC	JPY	693,730,000	USD	4,707,229	6,251
02/01/24	Citibank N.A.	NOK	5,344,000	USD	511,226	(3,108)
02/01/24	Morgan Stanley & Co.	NOK	12,602,000	USD	1,195,295	2,927
02/01/24	Morgan Stanley & Co.	NZD	4,535,000	USD	2,800,607	(28,589)
03/19/24	Morgan Stanley & Co.	NZD	4,691,000	USD	2,872,473	(4,928)
02/01/24	UBS AG	SEK	5,147,000	USD	508,274	(13,686)
02/01/24	UBS AG	SEK	6,864,000	USD	671,593	(12,015)
02/01/24	Morgan Stanley & Co.	SEK	44,496,000	USD	4,276,625	(898)
03/19/24	Morgan Stanley & Co.	SEK	49,168,000	USD	4,725,155	8,220
02/01/24	HSBC Bank USA	SGD	5,277,000	USD	3,940,118	(6,462)
02/01/24	UBS AG	USD	2,960,348	AUD	4,497,000	10,091
02/01/24	Morgan Stanley & Co.	USD	668,183	AUD	1,001,000	11,476
02/01/24	UBS AG	USD	3,438,736	CAD	4,670,000	(34,803)
03/19/24	Citibank N.A.	USD	6,577,973	CAD	8,885,000	(34,707)
02/01/24	Barclays Bank PLC	USD	496,293	CAD	670,000	(2,052)
03/19/24	Citibank NA	USD	2,620,696	CAD	3,520,000	928
02/01/24	Barclays Bank PLC	USD	4,410,431	CAD	5,901,000	21,276
02/01/24	UBS AG	USD	3,293,795	CHF	2,848,000	(6,512)
02/01/24	UBS AG	USD	1,321,016	DKK	9,045,000	9,681
02/01/24	UBS AG	USD	830,466	EUR	762,000	6,972
02/01/24	Barclays Bank PLC	USD	845,210	EUR	770,000	13,071
02/01/24	Barclays Bank PLC	USD	9,073,365	EUR	8,330,000	71,132
02/01/24	Barclays Bank PLC	USD	506,615	GBP	400,000	(305)
03/19/24	HSBC Bank USA	USD	934,658	GBP	737,000	320
02/01/24	Barclays Bank PLC	USD	1,660,867	GBP	1,304,000	8,308
02/01/24	HSBC Bank USA	USD	2,618,553	ILS	9,693,000	(38,702)
03/19/24	HSBC Bank USA	USD	2,547,714	ILS	9,411,000	(36,360)
03/19/24	Barclays Bank PLC	USD	4,888,614	JPY	715,255,000	(6,429)
03/19/24	Citibank N.A.	USD	937,833	JPY	136,764,000	1,851
02/01/24	Citibank N.A.	USD	167,378	JPY	23,736,000	6,106
02/01/24	Citibank N.A.	USD	505,724	JPY	72,250,000	14,828
02/01/24	Barclays Bank PLC	USD	4,201,402	JPY	597,744,000	140,090
02/01/24	UBS AG	USD	1,650,737	NOK	17,946,000	(55,603)
02/01/24	Morgan Stanley & Co.	USD	2,776,776	NZD	4,535,000	4,758
02/01/24	Morgan Stanley & Co.	USD	4,587,670	SEK	47,828,000	(8,237)
02/01/24	Barclays Bank PLC	USD	848,706	SEK	8,679,000	14,720
02/01/24	Barclays Bank PLC	USD	341,715	SGD	454,000	3,288
03/19/24	HSBC Bank USA	USD	3,885,028	SGD	5,193,000	6,058
02/01/24	HSBC Bank USA	USD	3,611,990	SGD	4,823,000	16,761
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						52,522

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
ILS —	Israeli Shekel
JPY —	Japanese Yen
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
INVESTMENT COMPANIES 2.6% OF NET ASSETS

United States 2.6%
Schwab Emerging Markets Equity ETF	$35,333,880	$—	($10,235,560 )	($2,474,950 )	$3,728,638	$26,352,008	1,104,906	$1,254,147

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$—	$395,789,449	$—	$395,789,449
Austria	29,074	1,540,213	—	1,569,287
Belgium	206,481	2,873,394	—	3,079,875
Brazil	17,549,161	—	—	17,549,161
Canada	63,769,961	—	—	63,769,961
China	3,223,376	8,298,848	—	11,522,224
Germany	1,069,412	83,466,695	—	84,536,107
Greece	2,119,110	2,696,775	—	4,815,885
Guernsey	2,312,911	—	—	2,312,911
Hong Kong	32,646	5,134,170	—	5,166,816
India	960,793	21,953,679	—	22,914,472
Ireland	6,177,391	2,066,826	—	8,244,217
Israel	12,453,316	3,322,487	—	15,775,803
Mexico	6,658,030	—	—	6,658,030
Netherlands	8,965,757	55,466,578	—	64,432,335
New Zealand	221,371	544,674	—	766,045
Norway	2,093,012	3,903,927	—	5,996,939
Panama	1,175,774	—	—	1,175,774
Republic of Korea	1,499,834	20,760,305	—	22,260,139
Singapore	27,652	6,505,361	—	6,533,013
South Africa	1,621,564	285,166	—	1,906,730
Sweden	4,719,668	20,752,362	—	25,472,030
Taiwan	1,427,250	15,083,550	—	16,510,800
United Kingdom	20,672,815	113,024,894	—	133,697,709
United States	12,515,353	3,086,510	—	15,601,863
Preferred Stocks [1]	—	4,794,417	—	4,794,417
Rights [1]	1,598	—	—	1,598
Warrants
Canada	—	—	1,776	1,776
Investment Companies [1]	27,712,689	—	—	27,712,689
Short-Term Investments [1]	40,744,362	—	—	40,744,362
Futures Contracts [2]	18,601	—	—	18,601
Forward Foreign Currency Exchange Contracts [2]	—	504,644	—	504,644
Liabilities
Forward Foreign Currency Exchange Contracts [2]	—	(452,122)	—	(452,122)
Total	$239,978,962	$771,402,802	$1,776	$1,011,383,540

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of January 31, 2024, are disclosed in the fund’s Portfolio Holdings.
REG87632JAN24